Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of the Table Below Provides Information about Group’s Segment

The table below provides information about Group’s segment (in thousands):

	For the six months ended June 30,
	2025	2024
Revenues	$864	$7,117

Less:
Cost of revenues	(1,549)	(8,265)

Segment gross loss	(685)	(1,148)

Less:
Depreciation and amortization	(357)	(388)
Reversal of expected credit losses	1,049	—
Salary expenses	(2,605)	(8,712)
Rental expenses	(802)	(1,578)
Other operating expenses	(1,454)	(12,058)
Interest (expenses) income, net	(2,551)	21
Other income (expenses), net	6,603	(557)
Segment loss	$(2,351)	$(32,685)